UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	5/31/2008

Date of reporting period:	8/31/2007

Item 1.	Schedule of Investments

Jennison Natural Resources Fund, Inc.

Schedule of Investments

as of August 31, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.2%

COMMON STOCKS 98.2%

Aluminum 1.5%
760,600	Century Aluminum Co.(a)(b)	$37,406,308

Coal & Consumable Fuels 2.7%
806,800	Cameco Corp. (Canada)	32,585,246
860,400	CONSOL Energy, Inc.(b)	34,312,752

		66,897,998

Diversified Metals & Mining 13.7%
1,236,900	African Rainbow Minerals Ltd. (South Africa)(a)	20,358,711
677,400	Cia Vale Do Rio Doce (Brazil)(ADR)	33,416,142
615,000	First Quantum Minerals Ltd. (Canada)	46,590,909
829,400	First Uranium Corp. (South Africa)(a)	6,322,604
600,000	First Uranium Corp. 144A (South Africa)(a)(f)(h)	4,573,864
698,900	FNX Mining Co., Inc. (Canada)(a)	19,060,855
14,200	FNX Mining Co., Inc. 144A (Canada)(a)(h)	387,327
962,099	Freeport-McMoRan Copper & Gold, Inc. (Class B)	84,106,696
220,000	MMX Mineracao e Metalicos SA (Brazil)(a)	59,541,284
1,398,700	Northern Dynasty Minerals Ltd.(a)(b)	14,056,935
178,000	Southern Copper Corp.(b)	18,734,500
1,714,200	Sterlite Industries India Ltd. (India)(ADR)(a)	27,410,058

		334,559,885

Gold 13.8%
880,800	Agnico-Eagle Mines Ltd.(b)	39,151,560
8,000,000	Archipelago Resources PLC (United Kingdom)(a)	4,133,315
6,303,400	AXMIN, Inc. (Canada)(a)	5,790,055
1,129,046	Barrick Gold Corp.(b)	36,716,576
1,956,700	Centerra Gold, Inc. (Canada)(a)	16,435,539
3,653,600	Crystallex International Corp.(a)(b)	10,412,760
4,306,800	Eldorado Gold Corp. (Canada)(a)	21,248,511
4,519,100	European Goldfields Ltd.(Canada)(a)	21,696,815
2,837,400	Gabriel Resources Ltd. (Canada)(a)	8,813,136
216,800	Gold Reserve, Inc (Canada)(a)	946,447
993,800	Gold Reserve, Inc.(a)(b)	4,193,836
766,036	Goldcorp, Inc.	18,055,469
1,740,100	Highland Gold Mining Ltd. (United Kingdom)(a)	3,622,504
593,500	Iamgold Corp. (Canada)	3,951,046
2,966,200	Kinross Gold Corp.(a)(b)	36,246,964
1,200,900	Lihir Gold Ltd - (Papua New Guinea)(ADR)(b)	30,514,869
3,817,384	Lihir Gold Ltd. 144A (Papua New Guinea)(a)(h)	9,591,731
1,734,700	Nevsun Resources Ltd. (Canada)(a)	2,759,750
1,422,027	Newcrest Mining Ltd. (Australia)	28,514,561
505,700	Newmont Mining Corp.	21,370,882
2,250,600	Orezone Resources, Inc. (Canada)(a)	3,452,625
2,448,300	Semafo, Inc., (Canada)(a)	3,500,883

4,783,700	Semafo, Inc., 144A (Canada)(a)(f)(h)	6,840,329

		337,960,163

Independent Power Producers & Energy Traders 1.3%
834,000	NRG Energy, Inc.(a)(b)	31,767,060

Integrated Oil & Gas 12.6%
566,800	Hess Corp.	34,784,516
668,600	Marathon Oil Corp.	36,030,854
595,700	Murphy Oil Corp.	36,301,958
569,500	OAO Gazprom (Russia)(ADR)	23,662,725
750,800	Occidental Petroleum Corp.	42,562,852
560,600	Petroleo Brasileiro SA (Brazil)(ADR)(b)	34,667,504
904,900	Sasol Ltd. (South Africa)(ADR)(b)	36,404,127
727,200	Suncor Energy, Inc.	65,004,408

		309,418,944

Oil & Gas Drilling 5.7%
386,400	ENSCO International, Inc.(b)	20,950,608
497,600	GlobalSantaFe Corp.(b)	35,125,584
328,900	Nabors Industries Ltd.(a)(b)	9,732,151
837,200	Noble Corp.	41,073,032
303,100	Transocean, Inc.(a)(b)	31,852,779

		138,734,154

Oil & Gas Equipment & Services 16.2%
277,500	Baker Hughes, Inc.	23,271,150
482,400	Cameron International Corp.(a)	39,445,848
277,100	Exterran Holdings, Inc.(a)(b)	21,475,250
310,000	FMC Technologies, Inc.(a)(b)	29,357,000
447,000	Grant Prideco, Inc.(a)(b)	24,719,100
837,700	Halliburton Co.	28,976,043
530,100	National Oilwell Varco, Inc.(a)	67,852,800
457,100	Schlumberger, Ltd.	44,110,150
217,600	SEACOR Holdings, Inc.(a)(b)	19,105,280
419,400	Smith International, Inc.	28,103,994
722,700	Superior Energy Services, Inc.(a)	28,055,214
919,400	Tenaris SA (Luxembourg)(ADR)(b)	43,147,442

		397,619,271

Oil & Gas Exploration & Production 19.2%
738,800	Anadarko Petroleum Corp.(b)	36,186,424
3,600,000	BPI Energy Holdings, Inc.(a)	2,034,000
680,800	Cairn Energy PLC (United Kingdom)	24,666,766
96,200	CNX Gas Corp. 144A (a)(h)	2,563,730
20,000	CNX Gas Corp.(a)	533,000
637,400	Concho Resources Inc.(a)	8,088,606
731,200	Denbury Resources, Inc.(a)(b)	29,087,136
311,900	Devon Energy Corp.	23,489,189
821,200	Endeavour International Corp.(a)(b)	952,592
1,030,400	Gasco Energy, Inc.(a)(b)	2,050,496
379,700	Newfield Exploration Co.(a)(b)	16,513,153
672,600	Nexen, Inc.	18,745,362

2,317,636	OPTI Canada, Inc. (Canada)(a)	42,797,256
1,722,900	Petrohawk Energy Corp.(a)(b)	26,084,706
531,500	Quicksilver Resources, Inc.(a)(b)	21,233,425
1,050,450	Range Resources Corp.(b)	38,141,840
1,215,700	Southwestern Energy Co.(a)(b)	45,211,883
1,391,900	Talisman Energy, Inc.	23,885,004
551,694	Trident Resources Corp. (Private) (Canada) (cost $17,670,540; purchased 12/4/03 - 1/5/06)(a)(f)(g)	5,224,375
402,500	Ultra Petroleum Corp.(a)	21,493,500
4,810,000	UTS Energy Corp. (Canada)(a)	25,507,576
356,900	Warren Resources, Inc.(a)(b)	4,218,558
705,856	Woodside Petroleum Ltd.(Australia)	26,170,202
446,600	XTO Energy, Inc.	24,277,176

		469,155,955

Oil & Gas Refining & Marketing 1.7%
571,800	Frontier Oil Corp.	23,460,954
258,100	Valero Energy Corp.(b)	17,682,431

		41,143,385

Oil & Gas Storage & Transportation 0.6%
449,400	Williams Cos., Inc.	13,931,400

Packaged Foods 0.8%
1,760,900	Cosan Ltd.(Class A)(a)(b)	18,507,059

Precious Metals & Minerals 4.9%
673,200	Apex Silver Mines, Ltd.(a)(b)	11,673,288
768,500	Cia de Minas Buenaventura SA (Peru)(ADR)(b)	29,379,755
2,766,300	Coeur d’Alene Mines Corp.(a)(b)	9,460,746
916,700	Gammon Lake Resources, Inc. (Canada)(a)	7,213,804
1,371,100	Greystar Resources Ltd. (Canada)(a)	8,387,600
950,400	Impala Platinum Holdings Ltd. (South Africa)(ADR)(b)	27,989,280
245,600	Impala Platnum Holdings Ltd.(South Africa)	7,297,042
83,145	Pan American Silver Corp. (Canada)(a)	2,078,625
648,100	Pan American Silver Corp.(a)	16,157,133

		119,637,273

Specialized REIT’s 1.1%
436,400	Plum Creek Timber Co., Inc.(b)	18,298,252
206,600	Rayonier, Inc.	8,830,084

		27,128,336

Steel 2.4%
431,600	Cleveland-Cliffs, Inc.(b)	32,918,132
469,900	Nucor Corp.	24,857,710

		57,775,842

	Total common stocks (cost $1,699,913,670)	2,401,643,033

Principal Amount (000)
CORPORATE BOND

Oil, Gas & Exploration & Production 1.0%
26,473	Trident Resources Corp., 13.04%, due 8/12/12 (cost $25,112,650; purchased 8/20/07)(Canada)(a)(f)(g)	25,068,655

Units
WARRANTS(a)

Oil & Gas Exploration & Production
600,000	BPI Industries, Inc. (Private) expiring 12/31/07 @ $1.50 (cost $132,099; purchased 12/31/04)(a)(f)(g)	10
2,628,029	Trident Resources Corp. Expiring 1/1/15(Canada) (cost $0, purchased 8/20/07) )(a)(f)(g)	249

		259
Precious Metals & Minerals
11,922	Pan American Silver Corp. (Canada)(a) expiring 2/20/08 @ CAD$12.00 (cost $33,484)	163,702

	Total warrants (cost $165,583)	163,961

Shares
PREFERRED STOCK &WARRANTS

Oil & Gas Exploration & Production
80,000	Trident Resources Corp. (Canada) (Class B) (Private) 7.00% expiring 3/10/13 @ $12.50 (cost $5,000,000; purchased 7/07/06)(a)(f)(g)	1,000,000

	Total long-term investments (cost $1,730,191,903)	2,427,875,649

SHORT-TERM INVESTMENT 19.5%

Affiliated Money Market Mutual Fund
477,552,119	Dryden Core Investment Fund - Taxable Money Market Series (cost $477,552,119; includes $420,522,813 of cash collateral received for securities on loan)(c)(d)	477,552,119

	Total Investments(e) 118.7% (cost $2,207,744,022) (i)	2,905,427,768
	Liabilities in excess of other assets (18.7%)	(457,493,853)

	Net Assets 100.0%	$2,447,933,915

The following abbreviations are used in portfolio descriptions:

ADR – American Depositary Receipt.

CAD – Canadian Dollars.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $410,621,317; cash collateral of $420,522,813 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	As of August 31, 2007, 5 securities representing $31,293,289 and 1.3% of the total net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(f)	Indicates illiquid securities.
(g)	Indicates securities restricted to resale. The aggregate cost of such securities was $47,915,289. The aggregate value of $31,293,289 is approximately 1.3% of net assets.
(h)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2007 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$2,207,884,294	$752,423,457	$54,879,983	$697,543,474

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities: assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotation.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Funds invest in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jennison Natural Resources Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date October 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer
Date October 24, 2007
By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date October 24, 2007

*	Print the name and title of each signing officer under his or her signature.